Business Combinations and Asset Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Business Combination, Segment Allocation
The major classes of assets and liabilities to which the Company has allocated the purchase price were as follows:

Assets	December 29, 2022 $
Cash and cash equivalents	13,971
Restricted cash	1,332
Other current assets	10,977
Vessels related to finance leases	680,564
Operating lease right-of-use assets	15,036
Other non-current assets	7,794
Intangible assets - time-charters (weighted-average amortization period of 4.7 years)	24,810
Goodwill	5,467
Liabilities
Accounts payable	(3,914)
Accrued liabilities and other	(7,949)
Unearned revenue	(11,102)
Current obligations related to finance leases	(44,519)
Current portion of operating lease liabilities	(9,956)
Long-term obligations related to finance leases	(421,015)
Long-term operating lease liabilities	(11,063)
Other long-term liabilities	(9,002)
Total purchase price	241,431